Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of U.S. dollar exchange rate
	2021	2020	2019

At December 31, 1 U.S. $ =	NIS 3.110	NIS 3.215	NIS 3.456
Increase (decrease) during the year	(3.3)%	(7.0)%	(7.8)%
Average yearly exchange rates	NIS 3.2302	NIS 3.442	NIS 3.564

Schedule of annual depreciation rates
%
Computers	33
Office furniture and equipment	7
Leasehold improvements	16.67
Laboratory equipment	15-30

Schedule of computing income (loss) per share and the effect on income (loss)
(in thousands except share and per share data)	Year ended December 31,
	2021	2020	2019
Basic and diluted (loss) per share:
(Loss) from continuing operations	$(14,468)	$(11,824)	$(9,384)
Interest of 6% to Cumulative Preferred Stock	-	-	(198)
	$(14,468)	$(11,824)	$(9,582)

Number of common shares at the beginning of the year	14,587,934	10,334,126	3,509,405
Weighted average number of shares issued for cash	2,485,245	2,603,763	518,295
Weighted average number of shares issued in connection with the merger	-	-	322,617
Weighted average number of stock options exercised	16,715	21,749	80,073
Weighted average number of warrants exercised	769,819	209,570	15,609
Weighted average number of shares issued in connection with conversion of Preferred Shares	-	-	4,203,487
Number of shares used in per share computation	17,859,713	13,169,208	8,649,486

Basic and diluted net (loss) per share	$(0.81)	$(0.90)	$(1.11)